Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we are providing the following information regarding certain executive pay and performance. The table below shows, for each applicable fiscal year, total compensation (“Summary Compensation Total” or “SCT Total”) as reported in the summary compensation table and “compensation actually paid” (or “CAP”) for our principal executive officer (“PEO”) and as an average of all of our other named executive officers for that year
(“Non-PEO
NEOs”). Both SCT Total pay and CAP are calculated in accordance with the requirements of Regulation
S-K
and may differ substantially from the manner in which the Compensation Committee makes decisions regarding executive pay. See “Compensation Discussion and Analysis” for a discussion of the Compensation Committee’s decisions regarding the compensation of our named executive officers.
The table below also shows (i) the company’s cumulative total shareholder return (or “TSR”), (ii) the TSR of the S&P 1500 Steel
Sub-Industry
Index, which we have used as our peer group for purposes of disclosure in the table below, (iii) the company’s net income for the applicable fiscal year, and (iv) the company’s performance with respect to a “company-selected measure” (or “CSM”) which in our assessment represents the single most important financial performance metric used to link compensation actually paid to our named executive officers for the most recently completed fiscal year to the company’s performance. We selected Adjusted EBITDA as the CSM required for disclosure in the table below.

Pay versus Performance
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs (2)	Value of Initial Fixed $100 Investment Based On:		Net Income (4)	Company Selected Measure Adjusted EBITDA (5)
					TSR (3)	1500 sub-steel index TSR (3)
2023	$6,973,856	$13,906,875	$2,311,872	$3,017,016	$298.35	$279.40	$69,400,000	$200,300,000
2022	$4,604,190	$6,379,938	$1,283,726	$1,528,508	$231.17	$204.07	$65,100,000	$172,200,000
2021	$7,161,838	$19,694,478	$1,306,702	$2,557,052	$209.92	$171.34	$171,000,000	$245,900,000
2020	$1,873,734	$1,152,712	$1,249,058	$908,748	$59.41	$103.24	$(61,900,000)	$38,000,000

(1)
In accordance with the requirements of Item 402(v) of Regulation
S-K,
CAP is calculated by beginning with the SCT Total as reported in the Summary Compensation Table (the “SCT”) for the applicable fiscal year, then (a) subtracting the grant date fair value of awards reported in the Stock Awards column of the SCT for such year, (b) subtracting the grant date fair value of awards reported in the Option Awards column of the SCT for such year, (c) subtracting the aggregate change in the actuarial present value of the accumulated benefit under defined benefit plans reported in the Change in Pension Value and Nonqualified Deferred Compensation Earnings column of the SCT for such year, (d) adding the change in fair value of stock and option awards for the applicable fiscal year (as such changes are described below for 2023) and (e) adding the service cost and prior service cost for all defined benefit plans for the applicable fiscal year (as such costs are described below for 2023).

For purposes of determining CAP, fair value amounts for Stock Awards and Option Awards were calculated in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP, including the use of a lattice valuation model, the Monte Carlo simulation, to value performance shares. The service cost and prior service cost for defined benefit plans were calculated using the same methodology as used for our financial statements under GAAP. Neither of the individuals serving as PEO during the years covered by the table participated in any defined benefit pension plan sponsored by the company.

For 2023, 2022 and 2021, Michael S. Williams is included in the table as PEO, and for 2020, Terry L. Dunlap is included in the table as PEO.

The following is a reconciliation of SCT Total and CAP for the PEO for 2023. Please note that, while similar adjustment information was provided in our 2023 proxy statement for years 2020, 2021 and 2022, under applicable SEC guidance, repeating such adjustment information is not required in this proxy statement because it is not material to our shareholders’ understanding of the information reported in the table above for 2023 or the relationships disclosures provided below.

PEO Summary: Reconciliation of SCT Total and CAP
Year	SCT Total	Subtract Grant Date Fair Value of Stock Awards and Option Awards as Disclosed in the SCT	Add Change in Fair Value of Stock Awards and Option Awards(i)	CAP
2023	$6,973,856	$(5,275,245)	$12,208,264	$13,906,875
The total amount included in the table above as the grant date fair value of stock awards and option awards as disclosed in the SCT reflects the grant date fair value of stock awards as the company did not issue option awards in 2023.

(i) PEO Detail: Change in Fair Value of Stock and Option Awards
Year	Year-End Fair Value of Stock Awards and Option Awards Granted in Covered Fiscal Year that Remained Unvested at the End of that Fiscal Year	Vesting Date Fair Value of Stock Awards and Option Awards Granted in Covered Fiscal Year that Vested During that Fiscal Year	Increase or Decrease in Fair Value (from Prior Year End to Covered Year End) for Stock Awards and Option Awards Granted in Prior Years that Remained Unvested at the End of the Covered Fiscal Year	Increase or Decrease in Fair Value (from Prior Year End to Vesting Date) of Stock Awards and Option Awards Granted in Prior Years that Vested During the Covered Fiscal Year	Adjustments for Stock Awards and Option Awards Granted in Prior Years that Failed to Meet Vesting Conditions During the Covered Fiscal Year	Value of Dividends or other Earnings Paid or Accrued on Stock Awards During the Covered Fiscal Year and not Otherwise Reflected in CAP	Total Change in Fair Value of Stock Awards and Option Awards Included in CAP
2023	$6,119,485	$0	$2,648,653	$3,440,126	$0	$0	$12,208,264

(2)
CAP for the
Non-PEO
NEOs was calculated in the same manner as described in footnote 1 above for the PEO, except the amounts were averaged for each fiscal year
. The
Non-PEO
NEOs whose average SCT Total and average CAP amounts are included in the table are:

2023 and 2022: Kristopher R. Westbrooks, Kristine C. Syrvalin and Kevin A. Raketich
2021: Kristopher R. Westbrooks, Kristine C. Syrvalin, Kevin A. Raketich, William P. Bryan and Thomas D. Moline
2020: Kristopher R. Westbrooks, Frank A. DiPiero, William P. Bryan and
Thomas
D. Moline
The following is a reconciliation of average SCT Total and average CAP for the
Non-PEO
NEOs for 2023. Please note that, while similar adjustment information was provided in our 2023 proxy statement for years 2020, 2021 and 2022, under applicable SEC guidance, repeating such adjustment information is not required in this proxy statement because it is not material to our shareholders’ understanding of the information reported in the table above for 2023 or the relationships disclosures provided below.

Non-PEO NEOs Summary: Reconciliation of SCT Total and CAP
Year	Average SCT Total	Subtract Average Grant Date Fair Value of Stock Awards and Option Awards as Disclosed in the SCT	Subtract Average Change in Pension Value as Disclosed in the SCT	Add Average Change in Fair Value of Stock Awards and Option Awards(i)	Add Average Service Cost and Prior Service Cost for Pension Plans(ii)	Average CAP
2023	$2,311,872	$(1,616,453)	$(27,266)	$2,348,863	$0	$3,017,016

The total amount included in the table above as the grant date fair value of stock awards and option awards as disclosed in the SCT reflects the grant date fair value of stock awards as the company did not issue option awards in 2023.

(i) Non-PEO NEOs Detail: Average Change in Fair Value of Stock and Option Awards
Year	Year-End Fair Value of Stock Awards and Option Awards Granted in Covered Fiscal Year that Remained Unvested at the End of that Fiscal Year	Vesting Date Fair Value of Stock Awards and Option Awards Granted in Covered Fiscal Year that Vested During that Fiscal Year	Increase or Decrease in Fair Value (from Prior Year End to Covered Year End) for Stock Awards and Option Awards Granted in Prior Years that Remained Unvested at the End of the Covered Fiscal Year	Increase or Decrease in Fair Value (from Prior Year End to Vesting Date) of Stock Awards and Option Awards Granted in Prior Years that Vested During the Covered Fiscal Year	Adjustments for Stock Awards and Option Awards Granted in Prior Years that Failed to Meet Vesting Conditions During the Covered Fiscal Year	Value of Dividends or other Earnings Paid or Accrued on Stock Awards During the Covered Fiscal Year and not Otherwise Reflected in CAP	Total Change in Fair Value of Stock Awards and Option Awards Included in CAP
2023	$1,823,400	$0	$273,367	$252,096	$0	$0	$2,348,863

(3)
Our TSR represents the cumulative investment return of an initial fixed $100 investment in the company’s common stock on December 31, 2019, assuming reinvestment of all dividends. The company’s TSR as reflected in the table above may not be indicative of future performance. Peer group TSR represents the cumulative investment return of an initial fixed $100 investment in the S&P 1500 Steel
Sub-Industry
Index on December 31, 2019, assuming reinvestment of all dividends.

(4)	Represents net income determined in accordance with GAAP and as reported in our Form 10-K for the applicable fiscal year.

(5)
Represents our Adjusted EBITDA for the applicable fiscal year. We chose this measure of Adjusted EBITDA as the CSM for purposes of the table above because we determined that it was the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our named executive officers for the most recently completed fiscal year to the Company’s performance. Adjusted EBITDA is a non-GAAP
measure. For more information about how we calculate Adjusted EBITDA, please see “Analysis of 2023 compensation — Annual incentive — 2023 APA decisions” in the Compensation discussion and analysis section of this proxy statement, as well as Appendix A to this proxy statement.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(2)
CAP for the
Non-PEO
NEOs was calculated in the same manner as described in footnote 1 above for the PEO, except the amounts were averaged for each fiscal year
. The
Non-PEO
NEOs whose average SCT Total and average CAP amounts are included in the table are:

2023 and 2022: Kristopher R. Westbrooks, Kristine C. Syrvalin and Kevin A. Raketich
2021: Kristopher R. Westbrooks, Kristine C. Syrvalin, Kevin A. Raketich, William P. Bryan and Thomas D. Moline
2020: Kristopher R. Westbrooks, Frank A. DiPiero, William P. Bryan and
Thomas
D. Moline

Peer Group Issuers, Footnote	Our TSR represents the cumulative investment return of an initial fixed $100 investment in the company’s common stock on December 31, 2019, assuming reinvestment of all dividends. The company’s TSR as reflected in the table above may not be indicative of future performance. Peer group TSR represents the cumulative investment return of an initial fixed $100 investment in the S&P 1500 Steel
Sub-Industry
	Index on December 31, 2019, assuming reinvestment of all dividends.
PEO Total Compensation Amount	$ 6,973,856	$ 4,604,190	$ 7,161,838	$ 1,873,734
PEO Actually Paid Compensation Amount	$ 13,906,875	6,379,938	19,694,478	1,152,712
Adjustment To PEO Compensation, Footnote

The following is a reconciliation of SCT Total and CAP for the PEO for 2023. Please note that, while similar adjustment information was provided in our 2023 proxy statement for years 2020, 2021 and 2022, under applicable SEC guidance, repeating such adjustment information is not required in this proxy statement because it is not material to our shareholders’ understanding of the information reported in the table above for 2023 or the relationships disclosures provided below.

PEO Summary: Reconciliation of SCT Total and CAP
Year	SCT Total	Subtract Grant Date Fair Value of Stock Awards and Option Awards as Disclosed in the SCT	Add Change in Fair Value of Stock Awards and Option Awards(i)	CAP
2023	$6,973,856	$(5,275,245)	$12,208,264	$13,906,875
The total amount included in the table above as the grant date fair value of stock awards and option awards as disclosed in the SCT reflects the grant date fair value of stock awards as the company did not issue option awards in 2023.

(i) PEO Detail: Change in Fair Value of Stock and Option Awards
Year	Year-End Fair Value of Stock Awards and Option Awards Granted in Covered Fiscal Year that Remained Unvested at the End of that Fiscal Year	Vesting Date Fair Value of Stock Awards and Option Awards Granted in Covered Fiscal Year that Vested During that Fiscal Year	Increase or Decrease in Fair Value (from Prior Year End to Covered Year End) for Stock Awards and Option Awards Granted in Prior Years that Remained Unvested at the End of the Covered Fiscal Year	Increase or Decrease in Fair Value (from Prior Year End to Vesting Date) of Stock Awards and Option Awards Granted in Prior Years that Vested During the Covered Fiscal Year	Adjustments for Stock Awards and Option Awards Granted in Prior Years that Failed to Meet Vesting Conditions During the Covered Fiscal Year	Value of Dividends or other Earnings Paid or Accrued on Stock Awards During the Covered Fiscal Year and not Otherwise Reflected in CAP	Total Change in Fair Value of Stock Awards and Option Awards Included in CAP
2023	$6,119,485	$0	$2,648,653	$3,440,126	$0	$0	$12,208,264

Non-PEO NEO Average Total Compensation Amount	$ 2,311,872	1,283,726	1,306,702	1,249,058
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,017,016	1,528,508	2,557,052	908,748
Adjustment to Non-PEO NEO Compensation Footnote
The following is a reconciliation of average SCT Total and average CAP for the
Non-PEO
NEOs for 2023. Please note that, while similar adjustment information was provided in our 2023 proxy statement for years 2020, 2021 and 2022, under applicable SEC guidance, repeating such adjustment information is not required in this proxy statement because it is not material to our shareholders’ understanding of the information reported in the table above for 2023 or the relationships disclosures provided below.

Non-PEO NEOs Summary: Reconciliation of SCT Total and CAP
Year	Average SCT Total	Subtract Average Grant Date Fair Value of Stock Awards and Option Awards as Disclosed in the SCT	Subtract Average Change in Pension Value as Disclosed in the SCT	Add Average Change in Fair Value of Stock Awards and Option Awards(i)	Add Average Service Cost and Prior Service Cost for Pension Plans(ii)	Average CAP
2023	$2,311,872	$(1,616,453)	$(27,266)	$2,348,863	$0	$3,017,016

The total amount included in the table above as the grant date fair value of stock awards and option awards as disclosed in the SCT reflects the grant date fair value of stock awards as the company did not issue option awards in 2023.

(i) Non-PEO NEOs Detail: Average Change in Fair Value of Stock and Option Awards
Year	Year-End Fair Value of Stock Awards and Option Awards Granted in Covered Fiscal Year that Remained Unvested at the End of that Fiscal Year	Vesting Date Fair Value of Stock Awards and Option Awards Granted in Covered Fiscal Year that Vested During that Fiscal Year	Increase or Decrease in Fair Value (from Prior Year End to Covered Year End) for Stock Awards and Option Awards Granted in Prior Years that Remained Unvested at the End of the Covered Fiscal Year	Increase or Decrease in Fair Value (from Prior Year End to Vesting Date) of Stock Awards and Option Awards Granted in Prior Years that Vested During the Covered Fiscal Year	Adjustments for Stock Awards and Option Awards Granted in Prior Years that Failed to Meet Vesting Conditions During the Covered Fiscal Year	Value of Dividends or other Earnings Paid or Accrued on Stock Awards During the Covered Fiscal Year and not Otherwise Reflected in CAP	Total Change in Fair Value of Stock Awards and Option Awards Included in CAP
2023	$1,823,400	$0	$273,367	$252,096	$0	$0	$2,348,863

Compensation Actually Paid vs. Total Shareholder Return
(a) the relationship between (i) both CAP of the PEO and average CAP of the

Non-PEO

NEOs and (ii) the company’s TSR; and (b) the relationship between (i) the company’s TSR and (ii) the TSR of the peer group.

Compensation Actually Paid vs. Net Income	The following graph illustrates, for the period disclosed in the table above, the relationship between (a) both CAP of the PEO and average CAP of the Non-PEO NEOs, and (b) the company’s net income.
Compensation Actually Paid vs. Company Selected Measure	The following graph illustrates, for the period disclosed in the table above, the relationship between (a) both CAP of the PEO and average CAP of the Non-PEO NEOs, and (b) the CSM, Adjusted EBITDA.
Total Shareholder Return Vs Peer Group
(a) the relationship between (i) both CAP of the PEO and average CAP of the

Non-PEO

NEOs and (ii) the company’s TSR; and (b) the relationship between (i) the company’s TSR and (ii) the TSR of the peer group.

Tabular List, Table

Most Important Performance Measures

Financial measures

Adjusted EBITDA

Adjusted operating cash flow

Relative total shareholder return

Absolute stock price appreciation

Non-financial measures

Safety

Total Shareholder Return Amount	$ 298.35	231.17	209.92	59.41
Peer Group Total Shareholder Return Amount	279.4	204.07	171.34	103.24
Net Income (Loss)	$ 69,400,000	$ 65,100,000	$ 171,000,000	$ (61,900,000)
Company Selected Measure Amount	200,300,000	172,200,000	245,900,000	38,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Represents our Adjusted EBITDA for the applicable fiscal year. We chose this measure of Adjusted EBITDA as the CSM for purposes of the table above because we determined that it was the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our named executive officers for the most recently completed fiscal year to the Company’s performance. Adjusted EBITDA is a non-GAAP
	measure. For more information about how we calculate Adjusted EBITDA, please see “Analysis of 2023 compensation — Annual incentive — 2023 APA decisions” in the Compensation discussion and analysis section of this proxy statement, as well as Appendix A to this proxy statement.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted operating cash flow
Measure:: 3
Pay vs Performance Disclosure
Name	Relative total shareholder return
Measure:: 4
Pay vs Performance Disclosure
Name	Absolute stock price appreciation
Measure:: 5
Pay vs Performance Disclosure
Name	Safety
Michael S Williams [Member]
Pay vs Performance Disclosure
PEO Name	Michael S. Williams	Michael S. Williams	Michael S. Williams
Terry L Dunlap [Member]
Pay vs Performance Disclosure
PEO Name				Terry L. Dunlap
PEO | Fair Value of Stock Awards and Option Awards as Disclosed in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,275,245)
PEO | Fair Value of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,208,264
PEO | Fair Value of Stock Awards and Option Awards Granted in Covered Fiscal Year that Remained Unvested at the End of that Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,119,485
PEO | Fair Value of Stock Awards and Option Awards Granted in Covered Fiscal Year that Vested During that Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Fair Value (from Prior Year End to Covered Year End) for Stock Awards and Option Awards Granted in Prior Years that Remained Unvested at the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,648,653
PEO | Fair Value (from Prior Year End to Vesting Date) of Stock Awards and Option Awards Granted in Prior Years that Vested During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,440,126
PEO | Adjustments for Stock Awards and Option Awards Granted in Prior Years that Failed to Meet Vesting Conditions During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Value of Dividends or other Earnings Paid or Accrued on Stock Awards During the Covered Fiscal Year and not Otherwise Reflected in CAP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Fair Value of Stock Awards and Option Awards as Disclosed in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,616,453)
Non-PEO NEO | Fair Value of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,348,863
Non-PEO NEO | Fair Value of Stock Awards and Option Awards Granted in Covered Fiscal Year that Remained Unvested at the End of that Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,823,400
Non-PEO NEO | Fair Value of Stock Awards and Option Awards Granted in Covered Fiscal Year that Vested During that Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Fair Value (from Prior Year End to Covered Year End) for Stock Awards and Option Awards Granted in Prior Years that Remained Unvested at the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	273,367
Non-PEO NEO | Fair Value (from Prior Year End to Vesting Date) of Stock Awards and Option Awards Granted in Prior Years that Vested During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	252,096
Non-PEO NEO | Adjustments for Stock Awards and Option Awards Granted in Prior Years that Failed to Meet Vesting Conditions During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Value of Dividends or other Earnings Paid or Accrued on Stock Awards During the Covered Fiscal Year and not Otherwise Reflected in CAP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Pension Value as Disclosed in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(27,266)
Non-PEO NEO | Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0